Segment assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of segment assets and liabilities

	2025	2024[1]
	US$m	US$m
(a) Segment assets
Australia	30,541	29,678
International	24,773	22,170
Marketing	965	754
Corporate	10,222	8,662
	66,501	61,264

	2025	2024[1]
	US$m	US$m
(b) Segment liabilities
Australia	7,252	6,953
International	2,531	2,688
Marketing	1,054	1,115
Corporate	15,821	14,355
	26,658	25,111
1.The 2024 amounts have been restated to reflect the changes in operating segments.
$2,614 million of segment assets and $72 million of segment liabilities have been reclassified from the corporate to international segment. Refer to
‘Operating segment information’ in Note A.1 for details.